Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

The Company’s significant accounting policies are described in Note 2, Summary of Significant Accounting Policies, to the financial statements for the year ended December 31, 2020 in the Annual Report on Form 20-F. There have been no material changes to the significant accounting policies during the three months ended March 31, 2021 except as described below.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents. Certain assets of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.
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Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

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Level 3—Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of March 31, 2021 and December 31, 2020 (in thousands):

Description	March 31, 2021	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Observable Inputs (Level 3)
Assets
Certificate of deposit	$164,688	$164,688	$—	$—
Total financial assets	$164,688	$164,688	$—	$—

Description	December 31, 2020	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Observable Inputs (Level 3)
Assets
Certificate of deposit	$199,047	$199,047	$—	$—
Total financial assets	$199,047	$199,047	$—	$—

Management believes that the carrying amounts of the Company’s consolidated financial instruments, approximate fair value due to the short-term nature of those instruments.

Foreign Currency Translation

The Company maintains its financial statements of each entity within the group in its local currency, which is also the entity’s functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in other expense, net in the consolidated statement of comprehensive loss. The Company recorded a foreign exchange gain of approximately $2.0 million for the three months ended March 31, 2021. The Company recorded foreign exchange losses of approximately $4.5 million for the three months ended March 31, 2020.

For financial reporting purposes, the financial statements of the Company have been presented in the U.S. dollar, the reporting currency. The financial statements of entities are translated from their functional currency into the reporting currency as follows: assets and liabilities are translated at the exchange rates at the balance sheet dates, revenue and expenses are translated at the average exchange rates and shareholders’ equity is translated based on historical exchange rates. Translation adjustments are not included in determining net loss but are included as a foreign exchange adjustment to other comprehensive loss, a component of shareholders’ equity.

Non-Cash Share-Based Compensation

The Company recognizes compensation expense for equity awards based on the grant date fair value of the award. For equity awards that vest based on a service condition, the non-cash share-based compensation expense is recognized on a straight-line basis over the requisite service period. The Company uses the fair value of its ordinary shares to determine the fair value of employee shares. The Company accounts for forfeitures as they occur. For equity awards with a combination of service and performance conditions, the Company recognizes non-cash share-based compensation expense using a straight-line basis over the requisite service period when the achievement of a performance-based milestone is probable, based on the relative satisfaction of the performance condition as of the reporting date.

The fair value of each share option grant is estimated on the date of grant using the Black-Scholes option pricing model. See Note 7 for the Company’s assumptions used in connection with option grants made during the periods covered by these financial statements. Assumptions used in the option pricing model include the following:

Expected volatility. The Company lacks company-specific historical and implied volatility information for its ADSs. Therefore, the Company estimates the expected share volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.

Expected term. The expected term of the Company’s share options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options.

Risk-free interest rate. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods that are approximately equal to the expected term of the award.

Expected dividend. Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.

Fair value of ordinary shares. The ordinary shares underlying the options granted after the Company’s IPO are issued at the fair market value of the Company’s ADS at the date the grant is approved by the Board.

Prior to the IPO, the Company calculated the fair value of its ordinary shares in accordance with the guidelines in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the “Practice Aid”). The Company’s valuations of ordinary shares were prepared using a market approach, based on precedent transactions in the shares, to estimate the Company’s total equity value using either an option-pricing backsolve method (“OPM”) or a probability- weighted expected return method (“PWERM”), which used a combination of market approaches and an income approach to estimate the Company’s enterprise value, or a hybrid method, which employs the concepts of the OPM and the PWERM merged into a single framework. In some cases, the Company determined that there were no significant events occurring between a prior valuation date and a subsequent grant. As such, in these cases the Company used the most recent share price valuation as an input to the determination of non-cash share-based compensation.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, (Topic 842) Leases (“ASU 2016-02”). ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases. The ASU will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. For public entities, ASU 2016-02 is effective for fiscal years beginning after December 15, 2018. In June 2020, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) Effective Dates for Certain Entities (“ASU 2020-05”) deferred the effective date for one year for entities in the “all other” category (those that are not public business entities, certain nonprofit entities, and certain employee benefit plans). For all other entities, the amendments in ASU 2020-05 are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As a result of the Company having elected the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act, ASU 2016-02 is effective for the Company for the year ending December 31, 2022, and all interim periods thereafter. Early adoption is permitted. In July 2018, the FASB issued ASU 2018-11 Leases – Targeted

Improvements (“ASU 2018-11”), intended to ease the implementation of the new lease standard for financial statement preparers by, among other things, allowing for an additional transition method. In lieu of presenting transition requirements to comparative periods, as previously required, an entity may now elect to show a cumulative effect adjustment on the date of adoption without the requirement to recast prior period financial statements or disclosures presented in accordance with ASU 2016-02.

The Company is continuing to evaluate developments within the new lease guidance and is finalizing its evaluation of its existing population of contracts to ensure all contracts that meet the definition of a lease contract under the new standard are identified. The Company is currently evaluating the impact that the adoption of this guidance will have on its financial statements and footnote disclosures and expects the standard will have a material impact on the consolidated balance sheet related to the recognition of right-of-use assets and lease liabilities for operating leases. The standard is not expected to have a material impact on the consolidated statement of operations.